Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve For Warrants [Member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Aug. 31, 2020	$ 135,100	$ 2,748	$ 728	$ (113,453)	$ 25,123	$ (254)	$ 24,869
Balance, number (in shares) at Aug. 31, 2020	199,975,122
IfrsStatementLineItems [Line Items]
Shares issued for cash, net of share issue costs (Note 13)	$ 23,226				23,226		23,226
Issued for cash, net of share issue costs (In Shares)	38,477,666
Warrants issued (Note 15)	$ (8,710)		878		(7,832)		(7,832)
Issued for settlement of convertible debentures	$ 7,015				7,015		7,015
Issued for settlement of convertible debentures (In Shares)	12,150,447
Shares issued for settlement of debts related to convertible and gold loans	$ 1,497				1,497		1,497
Shares issued for settlement of debts related to convertible and gold loans (In Shares)	4,266,321
Options exercised (Note 14)
Options exercised (Note 14) (In Shares)	1,000
Transfer of reserve on exercise of options	$ 1	(1)
Net earnings (loss) for the period				(566)	(566)	(1,200)	(1,766)
Ending balance, value at May. 31, 2021	$ 158,129	2,747	1,606	(114,019)	48,463	(1,454)	47,009
Balance, number (in shares) at May. 31, 2021	254,870,556
IfrsStatementLineItems [Line Items]
Share based compensation - expenses (Note 13)		2,933			2,933		2,933
Net earnings (loss) for the period				(3,438)	(3,438)	(79)	(3,517)
Ending balance, value at Aug. 31, 2021	$ 158,129	5,680	1,606	(117,457)	47,958	(1,533)	46,425
Balance, number (in shares) at Aug. 31, 2021	254,870,556
IfrsStatementLineItems [Line Items]
Shares issued for settlement of debts (Note 13)	$ 98				98		98
Shares issued for settlement of debts(Note 13) (In Shares)	165,889
Shares issued for financing (Note 13)	$ 373				373		373
Shares issued for financing (Note 13), (In, Shares)	909,901
Shares issued for share based payments (Note 13)	$ 1,196	(1,651)			(455)		(455)
Share based compensation - expenses (Note 13)		2,104			2,104		2,104
Shares issued for cash, net of share issue costs (Note 13)	$ 3,867				3,867		3,867
Issued for cash, net of share issue costs (In Shares)	17,948,718
Warrants issued (Note 15)			94		94		94
Options exercised (Note 14)	$ 258	(111)			147		147
Options exercised (Note 14) (In Shares)	450,000
Net earnings (loss) for the period				(2,009)	(2,009)	2,037	28
Shares issued for share based payments (Note 13) (In Shares)	1,723,620
Ending balance, value at May. 31, 2022	$ 163,921	$ 6,022	$ 1,700	$ (119,466)	$ 52,177	$ 504	$ 52,681
Balance, number (in shares) at May. 31, 2022	276,068,684,000